DEPOSITS AND OTHER CURRENT ASSETS, NET	6 Months Ended
Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSITS AND OTHER CURRENT ASSETS, NET

NOTE 6 – DEPOSITS AND OTHER CURRENT ASSETS, NET

Deposits and other current assets, net consist of the following:

	As of
	March 31, 2025	September 30, 2024

Deposits	$51,554	$51,623
Less: allowance for expected credit loss	(540)	(540)
	$51,014	$51,083

The movement of allowances for expected credit loss is as follow:

	As of
	March 31, 2025	September 30, 2024

Balance at beginning of the period	$540	$56
Provision	-	484
Balance at end of the period	$540	$540